Income taxes - Summary of temporary difference (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 60,366	$ 45,492
Deferred tax liabilities	444,727	455,711
Deferred tax recovery	(28,229)	(8,477)
Aggregate continuing and discontinued operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	60,366	45,492
Deferred tax liabilities	444,727	455,711
Deferred tax recovery	(28,229)	(28,516)
Discontinued operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	0	0
Deferred tax recovery	0	20,039
Property, plant and equipment | Aggregate continuing and discontinued operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	419,824	446,695
Deferred tax recovery	(26,871)	(44,173)
Loss carryforwards | Aggregate continuing and discontinued operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	14,748	17,532
Deferred tax liabilities	0	0
Deferred tax recovery	2,784	1,634
Liabilities | Aggregate continuing and discontinued operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	45,618	27,960
Deferred tax liabilities	0	0
Deferred tax recovery	(17,658)	6,052
Future withholding taxes | Aggregate continuing and discontinued operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	5,355	5,555
Deferred tax recovery	(200)	5,555
Other items | Aggregate continuing and discontinued operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	19,548	3,461
Deferred tax recovery	$ 13,716	$ 2,416